CAPITAL MANAGEMENT	12 Months Ended
Dec. 31, 2019
Capital Management [Abstract]
CAPITAL MANAGEMENT [Text Block]

16. CAPITAL MANAGEMENT

The Company considers capital to be equity attributable to common shareholders, comprised of share capital, contributed surplus, and deficit.  It is the Company's objective to safeguard its ability to continue as a going concern so that it can continue to explore and develop mineral resource properties.

The Company monitors its cash position and its short-term investments on a regular basis to determine whether sufficient funds are available to meet its short-term and long-term corporate objectives, and makes adjustments to its plans for changes in economic conditions, capital markets and the risk characteristics of the underlying assets.

To maintain its objectives, the Company may attempt to issue new shares, seek debt financing, acquire or dispose of assets or change the timing of its planned exploration and development projects.  There is no assurance that these initiatives will be successful.

There was no change in the Company's approach to capital management during the year.  Western has no debt and does not pay dividends.  The Company is not subject to any externally imposed capital.